Debt (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Long-term debt
Debt Instrument, Face Amount	$ 13,971	$ 13,971
Finance Lease Obligations	720	777
Net unamortized premiums and discounts	204	220
Total debt	14,895	14,968
Short-term debt	(105)	(112)
Long-term debt	14,790	14,856
Variable rate debt bonds [Member]
Long-term debt
Debt Instrument, Face Amount	283	283
9.125% Debentures [Member] | Due 2021 [Member] | Unsecured Debt (Debentures) [Member]
Long-term debt
Debt Instrument, Face Amount	123	123
8.20% Debentures [Member] | Due 2025 [Member] | Unsecured Debt (Debentures) [Member]
Long-term debt
Debt Instrument, Face Amount	134	134
8.125% Notes [Member] | Due 2030 [Member] | Unsecured Debt (Debentures) [Member]
Long-term debt
Debt Instrument, Face Amount	390	390
7.9% Debentures [Member] | Due 2047 [Member] | Unsecured Debt (Debentures) [Member]
Long-term debt
Debt Instrument, Face Amount	60	60
7.8% Debentures [Member] | Due 2027 [Member] | Unsecured Debt (Debentures) [Member]
Long-term debt
Debt Instrument, Face Amount	203	203
7.65% Debentures [Member] | Due 2023 [Member] | Unsecured Debt (Debentures) [Member]
Long-term debt
Debt Instrument, Face Amount	78	78
7.40% Notes [Member] | Due 2031 [Member] | Unsecured Debt (Debentures) [Member]
Long-term debt
Debt Instrument, Face Amount	500	500
7.375% Debentures [Member] | Due 2029 [Member] | Unsecured Debt (Debentures) [Member]
Long-term debt
Debt Instrument, Face Amount	92	92
7.25% Notes [Member] | Due 2031 [Member] | Unsecured Debt (Debentures) [Member]
Long-term debt
Debt Instrument, Face Amount	500	500
7.20% Notes [Member] | Due 2031 [Member] | Unsecured Debt (Debentures) [Member]
Long-term debt
Debt Instrument, Face Amount	575	575
7% Debentures [Member] | Due 2029 [Member] | Unsecured Debt (Debentures) [Member]
Long-term debt
Debt Instrument, Face Amount	200	200
6.95% Notes [Member] | Due 2029 [Member] | Unsecured Debt (Debentures) [Member]
Long-term debt
Debt Instrument, Face Amount	1,549	1,549
6.875% Debentures [Member] | Due 2026 [Member] | Unsecured Debt (Debentures) [Member]
Long-term debt
Debt Instrument, Face Amount	67	67
6.50% Notes [Member] | Due 2039 [Member] | Unsecured Debt (Debentures) [Member]
Long-term debt
Debt Instrument, Face Amount	2,750	2,750
5.951% Notes [Member] | Due 2037 [Member] | Unsecured Debt (Debentures) [Member]
Long-term debt
Debt Instrument, Face Amount	645	645
5.95% Notes [Member] | Due 2036 [Member] | Unsecured Debt (Debentures) [Member]
Long-term debt
Debt Instrument, Face Amount	500	500
5.95% Notes [Member] | Due 2046 [Member] | Unsecured Debt (Debentures) [Member]
Long-term debt
Debt Instrument, Face Amount	500	500
5.90% Notes [Member] | Due 2032 [Member] | Unsecured Debt (Debentures) [Member]
Long-term debt
Debt Instrument, Face Amount	505	505
5.90% Notes [Member] | Due 2038 [Member] | Unsecured Debt (Debentures) [Member]
Long-term debt
Debt Instrument, Face Amount	600	600
4.95% Notes [Member] | Due 2026 [Member] | Unsecured Debt (Debentures) [Member]
Long-term debt
Debt Instrument, Face Amount	1,250	1,250
4.3% Notes [Member] | Due 2044 [Member] | Unsecured Debt (Debentures) [Member]
Long-term debt
Debt Instrument, Face Amount	750	750
4.15% Notes [Member] | Due 2034 [Member] | Unsecured Debt (Debentures) [Member]
Long-term debt
Debt Instrument, Face Amount	246	246
3.35% Notes [Member] | Due 2024 [Member] | Unsecured Debt (Debentures) [Member]
Long-term debt
Debt Instrument, Face Amount	426	426
3.35% Notes [Member] | Due 2025 [Member] | Unsecured Debt (Debentures) [Member]
Long-term debt
Debt Instrument, Face Amount	199	199
2.4% Notes [Member] | Due 2022 [Member] | Unsecured Debt (Debentures) [Member]
Long-term debt
Debt Instrument, Face Amount	329	329
Floating rate note due 2018 [Member] | Due 2018 [Member] | Floating Rate Notes [Member]
Long-term debt
Debt Instrument, Face Amount	$ 500	$ 500
Floating Rate Notes Due 2022 [Member] | Floating Rate Notes [Member] | Minimum [Member]
Long-term debt
Debt Instrument, Interest Rate, Stated Percentage	2.81%	2.32%
Floating Rate Notes Due 2022 [Member] | Floating Rate Notes [Member] | Maximum [Member]
Long-term debt
Debt Instrument, Interest Rate, Stated Percentage	3.58%	3.52%
Industrial Development Bonds Due One [Member] | Variable rate debt bonds [Member]
Long-term debt
Debt Instrument, Face Amount	$ 18	$ 18
Industrial Development Bonds Due One [Member] | Variable rate debt bonds [Member] | Minimum [Member]
Long-term debt
Debt Instrument, Interest Rate, Stated Percentage	1.08%	0.95%
Industrial Development Bonds Due One [Member] | Variable rate debt bonds [Member] | Maximum [Member]
Long-term debt
Debt Instrument, Interest Rate, Stated Percentage	2.45%	1.86%
Marine Terminal Revenue Refunding Bonds [Member] | Variable rate debt bonds [Member] | Minimum [Member]
Long-term debt
Debt Instrument, Interest Rate, Stated Percentage	1.08%	0.88%
Marine Terminal Revenue Refunding Bonds [Member] | Variable rate debt bonds [Member] | Maximum [Member]
Long-term debt
Debt Instrument, Interest Rate, Stated Percentage	2.45%	1.95%
Marine Terminal Revenue Refunding Bonds [Member] | Due 2031 [Member] | Variable rate debt bonds [Member]
Long-term debt
Debt Instrument, Face Amount	$ 265	$ 265
Other Debt [Member] | Unsecured Debt (Debentures) [Member]
Long-term debt
Debt Instrument, Face Amount	$ 17	$ 17